UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows - operating activities
Net loss	$ (78,655,000)	$ (16,318,000)	$ (7,676,000)	$ (4,903,000)		$ (94,973,000)	$ (12,580,000)	$ (40,057,000)	$ (8,657,000)
Changes in operating assets and liabilities:
Net cash used in operating activities						(32,432,000)	(6,992,000)	(24,830,000)	(9,630,000)
Cash flows - financing activities
Net cash provided by financings activities						39,641,000	29,158,000	61,239,000	140,440,000
Net (decrease) increase in cash and cash equivalents						(13,712,000)	(29,070,000)	(96,110,000)	109,964,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance		16,146,000		113,353,000		16,146,000	113,353,000	113,353,000	3,395,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	3,335,000		84,283,000		$ 113,353,000	3,335,000	84,283,000	16,146,000	113,353,000
Agrico Acquisition Corp.
Cash flows - operating activities
Net loss		(379,541)		0	(9,672)			(372,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and investments held in trust account		(6,823)		0	0			(19,675)
Changes in operating assets and liabilities:
Prepaid expenses		(46,282)		0	0			(6,083)
Due to related party		73,795		0	0			73,795
Accrued offering costs and expenses		130,439		0	0			79,068
Net cash used in operating activities		(376,002)		0	0			(245,869)
Cash flows - financing activities
Proceeds from issuance of promissory note to related party		0		25,000	0			25,000
Net cash provided by financings activities		0		25,000	0			147,535,297
Net (decrease) increase in cash and cash equivalents		(376,002)		25,000	0			664,428
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	$ 288,426	664,428	$ 25,000	0	0	$ 664,428	$ 0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance		288,426		25,000	0			664,428	$ 0
Supplemental disclosures of cash flow information:
Issuance of Class B ordinary shares to Sponsor in exchange for due to related party		0		25,000	0			25,000
Deferred offering costs included in accrued costs and expenses		0		20,450
Deferred offering costs paid by Sponsor		$ 0		$ 57,771	$ 0			$ 5,031,250